Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2016
Commissions and fees
in	6M16	6M15
Commissions and fees (CHF million)
Lending business	823	705
Investment and portfolio management	1,497	1,640
Other securities business	26	43
Fiduciary business	1,523	1,683
Underwriting	617	932
Brokerage	1,576	1,967
Underwriting and brokerage	2,193	2,899
Other services	793	845
Commissions and fees	5,332	6,132